UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-02924

LORD ABBETT U.S. GOVERNMENT & GOVERNMENT SPONSORED

ENTERPRISES MONEY MARKET FUND, INC.

(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302

(Address of principal executive offices) (Zip code)

John T. Fitzgerald, Esq., Vice President & Assistant Secretary

90 Hudson Street, Jersey City, NJ 07302

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 201-6984

Date of fiscal year end: 6/30

Date of reporting period: 6/30/2018

Item 1:	Report(s) to Shareholders.

LORD ABBETT
ANNUAL REPORT

Lord Abbett

U.S. Government & Government Sponsored
Enterprises Money Market Fund

For the fiscal year ended June 30, 2018

Table of Contents

1	A Letter to Shareholders

2	Information About Your Fund’s Expenses and Holdings Presented by Maturity

4	Schedule of Investments

6	Statement of Assets and Liabilities

7	Statement of Operations

8	Statements of Changes in Net Assets

10	Financial Highlights

12	Notes to Financial Statements

18	Report of Independent Registered Public Accounting Firm

19	Supplemental Information to Shareholders

Lord Abbett U.S. Government & Government Sponsored Enterprises Money Market Fund

Annual Report

For the fiscal year ended June 30, 2018

From left to right: James L.L. Tullis, Independent Chairman of the Lord Abbett Funds and Douglas B. Sieg, Director, President, and Chief Executive Officer of the Lord Abbett Funds.

Dear Shareholders: We are pleased to provide you with this annual report for Lord Abbett U.S. Government & Government Sponsored Enterprises Money Market Fund for the fiscal year ended June 30, 2018. For additional information about the Fund, please visit our website at www.lordabbett.com. General information about Lord Abbett mutual funds, as well as in-depth discussions of market trends and investment strategies, is also provided in Lord Abbett Insights, a quarterly newsletter available on our website.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Douglas B. Sieg

Director, President and Chief Executive Officer

Expense Example

As a shareholder of the Fund you incur ongoing costs, including management fees; distribution and service (12b-1) fees (currently only Class B shares have an active 12b-1 Plan); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2018 through June 30, 2018).

Actual Expenses

For each class of the Fund, the first line of the applicable table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses Paid During Period 1/1/18 – 6/30/18” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class of the Fund, the second line of the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	1/1/18	6/30/18	1/1/18 – 6/30/18
Class A
Actual	$1,000.00	$1,004.50	$3.08
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.72	$3.11
Class C
Actual	$1,000.00	$1,004.50	$3.08
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.72	$3.11
Class I
Actual	$1,000.00	$1,004.50	$3.08
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.72	$3.11

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.62% for Classes A, C and I) multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).

Portfolio Holdings Presented by Maturity

June 30, 2018

Days	%*
1 - 30 days	35.89%
31 - 60 days	30.44%
61 - 90 days	15.37%
91 - 120 days	5.47%
Over 120 days	12.83%
Total	100.00%

*	Represents percent of total investments.

Schedule of Investments

June 30, 2018

Investments	Yield(1)	Maturity Date	Principal Amount (000)	Fair Value
GOVERNMENT SPONSORED ENTERPRISES SECURITIES 61.52%
Federal Home Loan Bank	1.805%	7/5/2018	$11,500	$11,497,724
Federal Home Loan Bank	1.815%	7/5/2018	19,000	18,996,239
Federal Home Loan Bank	1.876%	8/3/2018	11,000	10,981,346
Federal Home Loan Bank	1.876%	8/22/2018	51,000	50,863,717
Federal Home Loan Bank	2.008%	11/9/2018	36,000	35,740,620
Federal Home Loan Mortgage Corp.	1.734%	8/20/2018	26,000	25,935,097
Federal Home Loan Mortgage Corp.	1.795%	10/18/2018	20,000	19,892,817
Federal Home Loan Mortgage Corp.	1.86%	8/30/2018	16,000	15,951,067
Federal Home Loan Mortgage Corp.	1.922%	8/20/2018	23,000	22,942,586
Federal Home Loan Mortgage Corp.	1.982%	11/20/2018	11,000	10,915,175
Total Government Sponsored Enterprises Securities (cost $223,716,388)				223,716,388

U.S. TREASURY OBLIGATIONS 18.41%
U.S. Treasury Bill	1.578%	7/5/2018	10,000	9,998,283
U.S. Treasury Bill	1.811%	7/19/2018	17,000	16,984,860
U.S. Treasury Note	1.50%	8/31/2018	40,000	39,975,383
Total U.S. Treasury Obligations (cost $66,958,526)				66,958,526
Total Investments in Securities (cost $290,674,914)				290,674,914

REPURCHASE AGREEMENTS 20.09%
Repurchase Agreement dated 6/29/2018, 1.05% due 7/2/2018 with Fixed Income Clearing Corp. collateralized by $38,555,000 of U.S. Treasury Note at 1.875% due 1/31/2022; value: $37,811,197; proceeds: $37,072,070			37,069	37,068,826
Repurchase Agreement dated 6/29/2018, 2.07% due 7/2/2018 with J.P. Morgan Chase & Co. collateralized by $37,577,300 of U.S. Treasury Note at 1.125% due 4/30/2020; value: $36,715,600; proceeds: $36,006,210			36,000	36,000,000
Total Repurchase Agreements (cost $73,068,826)				73,068,826
Total Investments in Securities and Repurchase Agreements 100.02% (cost $363,743,740)*				363,743,740
Liabilities in Excess of Other Assets (0.02%)				(80,583)
Net Assets 100.00%				$363,663,157

(1)	Represents annualized yield at date of purchase for discount securities, and coupon for coupon-bearing securities.
*	Cost for Federal income tax purposes is $363,743,740. Weighted average maturity of investments: 51 days.

4	See Notes to Financial Statements.

Schedule of Investments (concluded)

June 30, 2018

The following is a summary of the inputs used as of June 30, 2018 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total
Government Sponsored Enterprises Securities	$–	$223,716,388	$–	$223,716,388
U.S. Treasury Obligations	–	66,958,526	–	66,958,526
Repurchase Agreements	–	73,068,826	–	73,068,826
Total	$–	$363,743,740	$–	$363,743,740

(1)	Refer to Note 2(g) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no Level 1/Level 2 transfers during the fiscal year ended June 30, 2018.

See Notes to Financial Statements.	5

Statement of Assets and Liabilities

June 30, 2018

ASSETS:
Investments in securities, at cost and fair value	$290,674,914
Investments in repurchase agreements, at cost and fair value	73,068,826
Cash	603,563
Receivables:
Capital shares sold	593,909
Interest	206,846
Prepaid expenses	24,840
Total assets	365,172,898
LIABILITIES:
Payables:
Due to Broker	603,563
Management fee	147,686
Directors’ fees	144,196
12b-1 distribution plan	63,497
Fund administration	12,214
Distributions payable	353,090
Accrued expenses	185,495
Total liabilities	1,509,741
NET ASSETS	$363,663,157
COMPOSITION OF NET ASSETS:
Paid-in capital	$363,655,899
Undistributed net investment income	259
Accumulated net realized gain on investments	6,999
Net Assets	$363,663,157
Net assets by class:
Class A Shares	$332,485,688
Class C Shares	$22,994,147
Class I Shares	$8,183,322
Outstanding shares by class:
Class A Shares (2 billion shares of common stock authorized, $.001 par value)	332,479,144
Class C Shares (500 million shares of common stock authorized, $.001 par value)	22,993,618
Class I Shares (100 million shares of common stock authorized, $.001 par value)	8,183,198
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares):
Class A Shares-Net asset value	$1.00
Class C Shares-Net asset value	$1.00
Class I Shares-Net asset value	$1.00

6	See Notes to Financial Statements.

Statement of Operations

For the Year Ended June 30, 2018

Investment income:

Interest and other	$5,673,858
Expenses:
Management fee	2,180,496
12b-1 distribution plan-Class B	2,863
Shareholder servicing	237,962
Fund administration	183,068
Registration	83,483
Professional	59,888
Reports to shareholders	50,039
Directors’ fees	11,420
Custody	9,345
Other	16,140
Gross expenses	2,834,704
Expense reductions (See Note 7)	(6,159)
12b-1 distribution plan-Class B reimbursed (See Note 3)	(1,323)
Net expenses	2,827,222
Net investment income	2,846,636
Net realized gain on investments	1,452
Net Increase in Net Assets Resulting From Operations	$2,848,088

See Notes to Financial Statements.	7

Statements of Changes in Net Assets

DECREASE IN NET ASSETS	For the Year Ended June 30, 2018	For the Year Ended June 30, 2017
Operations:
Net investment income	$2,846,636	$214,672
Net realized gain on investments	1,452	–
Net increase in net assets resulting from operations	2,848,088	214,672
Distributions to shareholders from:
Net investment income
Class A	(2,560,293)	(189,608)
Class B	(14)	–
Class C	(219,629)	(18,350)
Class I	(66,700)	(6,714)
Total distributions to shareholders	(2,846,636)	(214,672)
Capital share transactions (Net of share conversions) (See Note 11):
Net proceeds from sales of shares	626,690,642	843,844,411
Reinvestment of distributions	2,631,178	199,990
Cost of shares reacquired	(776,455,654)	(1,077,453,227)
Net decrease in net assets resulting from capital share transactions	(147,133,834)	(233,408,826)
Net decrease in net assets	(147,132,382)	(233,408,826)
NET ASSETS:
Beginning of year	$510,795,539	$744,204,365
End of year	$363,663,157	$510,795,539
Undistributed net investment income	$259	$259

8	See Notes to Financial Statements.

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9

Financial Highlights

		Per Share Operating Performance:
		Investment operations:					Distributions to shareholders from:

	Net asset value, beginning of period	Net investment income(a)		Net realized and unrealized gain (loss)	Total from investment operations		Net investment income		Net asset value, end of period
Class A
6/30/2018	$1.00	$0.01		$–	$0.01		$(0.01)		$1.00
6/30/2017	1.00	–	(c)	–	–	(c)	–	(c)	1.00
6/30/2016	1.00	–	(c)	–	–	(c)	–	(c)	1.00
6/30/2015	1.00	–	(c)	–	–	(c)	–	(c)	1.00
6/30/2014	1.00	–	(c)	–	–	(c)	–	(c)	1.00
Class C
6/30/2018	1.00	0.01		–	0.01		(0.01)		1.00
6/30/2017	1.00	–	(c)	–	–	(c)	–	(c)	1.00
6/30/2016	1.00	–	(c)	–	–	(c)	–	(c)	1.00
6/30/2015	1.00	–	(c)	–	–	(c)	–	(c)	1.00
6/30/2014	1.00	–	(c)	–	–	(c)	–	(c)	1.00
Class I
6/30/2018	1.00	0.01		–	0.01		(0.01)		1.00
6/30/2017	1.00	–	(c)	–	–	(c)	–	(c)	1.00
6/30/2016	1.00	–	(c)	–	–	(c)	–	(c)	1.00
6/30/2015	1.00	–	(c)	–	–	(c)	–	(c)	1.00
6/30/2014	1.00	–	(c)	–	–	(c)	–	(c)	1.00

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Amount less than $0.01.

10	See Notes to Financial Statements.

	Ratios to Average Net Assets:			Supplemental Data:

Total return(b) (%)	Total expenses after waivers and/or reimburse- ments (%)	Total expenses (%)	Net investment income (%)	Net assets, end of period (000)

0.65	0.62	0.62	0.62	$332,486
0.04	0.45	0.65	0.03	456,316
0.02	0.22	0.65	0.02	649,660
0.02	0.06	0.68	0.02	522,385
0.02	0.06	0.66	0.02	485,799

0.65	0.62	0.62	0.62	22,994
0.04	0.44	0.65	0.03	40,401
0.02	0.22	0.65	0.02	65,708
0.02	0.06	0.68	0.02	65,596
0.02	0.06	0.66	0.02	42,018

0.65	0.62	0.62	0.62	8,183
0.04	0.43	0.65	0.03	12,989
0.02	0.22	0.65	0.02	26,026
0.02	0.06	0.68	0.02	23,111
0.02	0.06	0.66	0.02	19,934

See Notes to Financial Statements.	11

Notes to Financial Statements

1.	ORGANIZATION

Lord Abbett U.S. Government & Government Sponsored Enterprises Money Market Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The Fund was incorporated under Maryland law on May 9, 1979.

The investment objective of the Fund is to seek high current income and preservation of capital through investments in high quality, short-term, liquid securities. These securities are commonly known as money market instruments.

The Fund has three active classes of shares: Classes A, C and I. There are no front-end sales charges on shares of each class, although there may be a contingent deferred sales charge (“CDSC”) applied to certain redemptions of Class A or Class C shares acquired through an exchange. Effective April 30, 2018, Class C shares will convert automatically into Class A shares on the 25th day of the month (or, if the 25th is not a business day, the next business day thereafter) following the tenth anniversary of the month on which the purchase order was accepted. On April 25, 2018, the Fund’s remaining Class B shares converted to Class A shares.

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Fund’s Board of Directors (the “Board”), Lord, Abbett & Co. LLC (“Lord Abbett”), the Fund’s investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The Fund values securities utilizing the amortized cost method, which approximates fair value. Under the amortized cost method, all investments purchased at a discount or premium are valued by amortizing the difference between the original purchase price and maturity value of the issue over the period to maturity. Securities purchased at face value are valued at amortized cost, which approximates fair value due to the short duration of the issue.

(b)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method.

(c)	Investment Income–Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest and other income on the Statement of Operations. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates.

Notes to Financial Statements (continued)

(d)	Income Taxes–It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s filed U.S. federal tax returns remains open for the fiscal years ended June 30, 2015 through June 30, 2018. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

(e)	Expenses–Expenses, excluding class-specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. Class B shares bear all expenses and fees relating to the Fund’s 12b-1 Distribution Plan.

(f)	Repurchase Agreements–The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

(g)	Fair Value Measurements–Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk – for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

•	Level 1 –	unadjusted quoted prices in active markets for identical investments;

•	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Notes to Financial Statements (continued)

A summary of inputs used in valuing the Fund’s investments as of June 30, 2018 and, if applicable, Level 1/Level 2 transfers and Level 3 rollforwards for the fiscal year then ended is included in the Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. All transfers between different levels within the three-tier hierarchy are deemed to have occurred as of the beginning of the reporting period. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Fund has a management agreement with Lord Abbett, pursuant to which Lord Abbett supplies the Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund’s investment portfolio.

The management fee is based on the Fund’s average daily net assets at the following annual rate:

First $250 million	.50%
Next $250 million	.45%
Over $500 million	.40%

For the fiscal year ended June 30, 2018, the effective management fee, net of waivers, was at an annualized rate of 0.48% of the Fund’s average daily net assets.

In addition, Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of .04% of the Fund’s average daily net assets.

12b-1 Distribution Plan

The Fund has adopted a distribution plan with respect to Class A, B and C shares pursuant to Rule 12b-1 under the Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC (the “Distributor”), an affiliate of Lord Abbett. The following annual rates have been authorized by the Board pursuant to the plan:

Fees	Class A	Class B	Class C
Service	–	–	–
Distribution	–	.75%(1)	–

(1)	During the fiscal year ended June 30, 2018, the Distributor voluntarily reimbursed a portion of the Class B 12b-1 distribution fee. Such reimbursement is included in the Statement of Operations.

Class I shares do not have a distribution plan.

One Director and certain of the Fund’s officers have an interest in Lord Abbett.

Notes to Financial Statements (continued)

4.	DISTRIBUTIONS

Dividends from net investment income are declared daily and paid monthly.

The tax character of distributions paid during the fiscal years ended June 30, 2018 and June 30, 2017 was as follows:

	Year Ended 6/30/2018	Year Ended 6/30/2017
Distributions paid from:
Ordinary income	$2,846,636	$214,762
Total distributions paid	$2,846,636	$214,762

5.	DISCLOSURES ABOUT OFFSETTING ASSETS AND LIABILITIES

The Financial Accounting Standards Board (“FASB”) requires disclosures intended to help better assess the effect or potential effect of offsetting arrangements on a fund’s financial position. The following tables illustrate gross and net information about recognized assets and liabilities eligible for offset in the statement of assets and liabilities; and disclose such amounts subject to an enforceable master netting agreement or similar agreement, by counterparty. A master netting agreement is an agreement between a fund and a counterparty which provides for the net settlement of amounts owed under all contracts traded under that agreement, as well as cash collateral, through a single payment by one party to the other in the event of default on or termination of any one contract. The Fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the master netting agreement does not result in an offset of reported amounts of financial assets and liabilities in the statement of assets and liabilities across transactions between the Fund and the applicable counterparty:

Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Repurchase Agreements	$73,068,826	$–	$73,068,826
Total	$73,068,826	$–	$73,068,826

	Net Amounts
	of Assets	Amounts Not Offset in the
	Presented in	Statement of Assets and Liabilities
	the Statement		Cash	Securities
	of Assets and	Financial	Collateral	Collateral	Net
Counterparty	Liabilities	Instruments	Received(a)	Received(a)	Amount(b)
Fixed Income Clearing Corp.	$37,068,826	$–	$–	$(37,068,826)	$–
J.P. Morgan Chase	36,000,000	–	–	(36,000,000)	–
Total	$73,068,826	$–	$–	$(73,068,826)	$–

(a)	Collateral disclosed is limited to an amount not to exceed 100% of the net amount of assets presented in the Statement of Assets and Liabilities, for each respective counterparty.
(b)	Net amount represents the amount owed to the Fund by the counterparty as of June 30, 2018.

Notes to Financial Statements (continued)

6.	DIRECTORS’ REMUNERATION

The Fund’s officers and one Director, who are associated with Lord Abbett, do not receive any compensation from the Fund for serving in such capacities. Independent Directors’ fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all Independent Directors under which Independent Directors must defer receipt of a portion of, and may elect to defer receipt of an additional portion of Directors’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the funds. Such amounts and earnings accrued thereon are included in Directors’ fees on the Statement of Operations and in Directors’ fees payable on the Statement of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

7.	EXPENSE REDUCTIONS

The Fund has entered into an arrangement with its transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s expenses.

8.	INTERFUND LENDING PROGRAM

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC exemptive order”), certain registered open-end management investment companies managed by Lord Abbett, including the Fund, participate in a joint lending and borrowing program (the “Interfund Lending Program”). The SEC exemptive order allows the Funds to borrow money from and lend money to each other for temporary or emergency purposes subject to limitations and conditions.

During the year ended June 30, 2018, the Fund did not participate as a borrower or lender in the Interfund Lending Program.

9.	CUSTODIAN AND ACCOUNTING AGENT

State Street Bank and Trust Company (“SSB”) is the Fund’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating the Fund’s net asset value.

10.	INVESTMENT RISKS

The Fund’s yield may vary in response to changes in interest rates and other market factors.

The Fund generally invests a substantial portion of its assets in money market securities issued by the U.S. Government and by various government-sponsored enterprises such as Federal Home Loan Mortgage Corporation, the Federal Home Loan Banks and Federal National Mortgage Association. Such securities are not guaranteed by the U.S. Government, but are supported only by the credit of the particular government-sponsored enterprises involved, and the discretionary authority of the U.S. Treasury to purchase the enterprise’s obligations. There is no assurance that the U.S. Government will provide financial support to enterprises that are not supported by the full faith and credit of the U.S. Government. The Fund also may invest in repurchase agreements involving the securities described herein.

These factors can affect the Fund’s performance.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Notes to Financial Statements (concluded)

11.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock were as follows:

		Year Ended		Year Ended
		June 30, 2018		June 30, 2017

Class A Shares	Shares	Amount	Shares	Amount
Shares sold	596,131,873	$596,131,873	777,748,012	$777,748,012
Converted from Class B*	774,476	774,476	1,265,145	1,265,145
Converted from Class C**	3,987,314	3,987,314	–	–
Reinvestment of distributions	2,432,777	2,432,777	182,683	182,683
Shares reacquired	(727,158,445)	(727,158,445)	(972,539,252)	(972,539,252)
Decrease	(123,832,005)	$(123,832,005)	(193,343,412)	$(193,343,412)

Class B Shares
Shares sold	27,611	$27,611	1,588,685	$1,588,685
Reinvestment of distributions	7	7	–	–
Shares reacquired	(341,964)	(341,964)	(2,044,418)	(2,044,418)
Converted to Class A*	(774,476)	(774,476)	(1,265,145)	(1,265,145)
Decrease	(1,088,822)	$(1,088,822)	(1,720,878)	$(1,720,878)

Class C Shares
Shares sold	27,775,731	$27,775,731	47,064,891	$47,064,891
Reinvestment of distributions	197,034	197,034	17,148	17,148
Shares reacquired	(41,392,830)	(41,392,830)	(72,389,044)	(72,389,044)
Converted to Class A**	(3,987,314)	(3,987,314)	–	–
Decrease	(17,407,379)	$(17,407,379)	(25,307,005)	$(25,307,005)

Class I Shares
Shares sold	2,755,427	$2,755,427	17,442,823	$17,442,823
Reinvestment of distributions	1,360	1,360	159	159
Shares reacquired	(7,562,415)	(7,562,415)	(30,480,513)	(30,480,513)
Decrease	(4,805,628)	$(4,805,628)	(13,037,531)	$(13,037,531)

*	Automatic conversion of Class B shares occurred on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted. Class B shares were closed on April 25, 2018.
**	Automatic conversion of Class C shares occurs on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the tenth anniversary of the day on which the purchase order was accepted.

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Directors of Lord Abbett U.S. Government & Government Sponsored Enterprises Money Market Fund, Inc.:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities of Lord Abbett U.S. Government & Government Sponsored Enterprises Money Market Fund, Inc. (the “Fund”), including the schedule of investments, as of June 30, 2018, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of June 30, 2018, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of June 30, 2018, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

DELOITTE & TOUCHE LLP
New York, New York
August 22, 2018

We have served as the auditor of one or more Lord Abbett Family of Funds’ investment companies since 1932.

Basic Information About Management

The Board is responsible for the management of the business and affairs of the Fund in accordance with the laws of the State of Maryland. The Board elects officers who are responsible for the day-to-day operations of the Fund and who execute policies authorized by the Board. The Board also approves an investment adviser to the Fund and continues to monitor the cost and quality of the services the investment adviser provides, and annually considers whether to renew the contract with the adviser. Generally, each Director holds office until his/her successor is elected and qualified or until his/her earlier resignation or removal, as provided in the Fund’s organizational documents.

Lord Abbett, a Delaware limited liability company, is the Fund’s investment adviser. Designated Lord Abbett personnel are responsible for the day-to-day management of the Fund.

Interested Directors

Mr. Sieg is affiliated with Lord Abbett and is an “interested person” of the Fund as defined in the Act. Mr. Sieg is director/trustee of each of the 12 investment companies in the Lord Abbett Family of Funds, which consist of 61 portfolios or series. Mr. Sieg is an officer of the Lord Abbett Family of Funds.

Name, Address and Year of Birth	Current Position and Length of Service with the Fund	Principal Occupation and Other Directorships During the Past Five Years
Douglas B. Sieg Lord, Abbett & Co. LLC 90 Hudson Street Jersey City, NJ 07302 (1969)	Director since 2016; President and Chief Executive Officer since 2018	Principal Occupation: Managing Partner (since 2018) and was formerly Head of Client Services, joined Lord Abbett in 1994. Other Directorships: None.

Independent Directors

The following Independent Directors also are directors/trustees of each of the 12 investment companies in the Lord Abbett Family of Funds, which consist of 61 portfolios or series.

Name, Address and Year of Birth	Current Position and Length of Service with the Fund	Principal Occupation and Other Directorships During the Past Five Years
Eric C. Fast Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1949)	Director since 2014

Principal Occupation: Chief Executive Officer of Crane Co., an industrial products company (2001–2014).

Other Directorships: Currently serves as director of Automatic Data Processing, Inc. (since 2007) and Regions Financial Corporation (since 2010). Previously served as a director of Crane Co. (1999–2014).

Evelyn E. Guernsey Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1955)	Director since 2011	Principal Occupation: CEO, Americas of J.P. Morgan Asset Management (2004–2010). Other Directorships: None.
Julie A. Hill Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1946)	Director since 2004

Principal Occupation: Owner and CEO of The Hill Company, a business consulting firm (since 1998).

Other Directorships: Currently serves as director of Anthem, Inc., a health benefits company (since 1994).

Basic Information About Management (continued)

Name, Address and Year of Birth	Current Position and Length of Service with the Fund	Principal Occupation and Other Directorships During the Past Five Years
Kathleen M. Lutito Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1963)	Director since 2017	Principal Occupation: President and Chief Investment Officer of CenturyLink Investment Management Company (since 2006). Other Directorships: None
James M. McTaggart Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1947)	Director since 2012

Principal Occupation: Independent management advisor and consultant (since 2012); Vice President, CRA International, Inc. (doing business as Charles River Associates), a global management consulting firm (2009–2012); Founder and Chairman of Marakon Associates, Inc., a strategy consulting firm (1978–2009); and Officer and Director of Trinsum Group, a holding company (2007-2009).

Other Directorships: Blyth, Inc., a home products company (2004-2015).

Karla M. Rabusch Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1959)	Director since 2017	Principal Occupation: President and Director of Wells Fargo Funds Management, LLC (2003-2017); President of Wells Fargo Funds (2003–2016). Other Directorships: None.
Mark A. Schmid Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1959)	Director since 2016	Principal Occupation: Vice President and Chief Investment Officer of the University of Chicago (since 2009). Other Directorships: None.
James L.L. Tullis Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1947)	Director since 2006; Chairman since 2017

Principal Occupation: CEO of Tullis-Dickerson and Co. Inc., a venture capital management firm (since 1990); CEO of Tullis Health Investors Inc. (since 2012).

Other Directorships: Currently serves as director of Crane Co. (since 1998).

Basic Information About Management (continued)

Officers

None of the officers listed below have received compensation from the Fund. All of the officers of the Fund also may be officers of the other Lord Abbett Funds and maintain offices at 90 Hudson Street, Jersey City, NJ 07302. Unless otherwise indicated, the position(s) and title(s) listed under the “Principal Occupation During the Past Five Years” column indicate each officer’s position(s) and title(s) with Lord Abbett. Each officer serves for an indefinite term (i.e., until his or her death, resignation, retirement, or removal).

Name and Year of Birth	Current Position with the Fund	Length of Service of Current Position	Principal Occupation During the Past Five Years
Douglas B. Sieg (1969)	President and Chief Executive Officer	Elected as President in 2018 and Chief Executive Officer in 2018	Managing Partner of Lord Abbett, joined Lord Abbett in 1994.
Robert A. Lee (1969)	Executive Vice President	Elected in 2000	Partner and Chief Investment Officer, and was formerly Deputy Chief Investment Officer and Director of Taxable Fixed Income, joined Lord Abbett in 1997.
Kewjin Yuoh (1971)	Executive Vice President	Elected in 2011	Partner and Portfolio Manager, joined Lord Abbett in 2010.
Pamela P. Chen (1978)	Vice President and Assistant Secretary	Elected in 2018	Assistant General Counsel, joined Lord Abbett in 2017 and was formerly Special Counsel at Schulte, Roth & Zabel LLP (2005–2017).
John T. Fitzgerald (1975)	Vice President and Assistant Secretary	Elected in 2018	Deputy General Counsel, joined Lord Abbett in 2018 and was formerly Deputy Head of U.S. Funds Legal, Executive Director and Assistant General Counsel at JPMorgan Chase (2003–2018).
John K. Forst (1960)	Vice President and Assistant Secretary	Elected in 2005	Partner and Deputy General Counsel, joined Lord Abbett in 2004.
Bernard J. Grzelak (1971)	Chief Financial Officer and Vice President	Elected in 2017	Partner and Chief Operations Officer, and was formerly Director of Fund Administration, joined Lord Abbett in 2003.
Lawrence H. Kaplan (1957)	Vice President and Secretary	Elected in 1997	Partner and General Counsel, joined Lord Abbett in 1997.

Basic Information About Management (concluded)

Name and Year of Birth	Current Position with the Fund	Length of Service of Current Position	Principal Occupation During the Past Five Years
Linda Y. Kim (1980)	Vice President and Assistant Secretary	Elected in 2016	Counsel, joined Lord Abbett in 2015 and was formerly an Associate at Stroock & Stroock & Lavan LLP (2007–2015).
Hyun Lee (1970)	Vice President	Elected in 2016	Portfolio Manager, joined Lord Abbett in 2001.
Joseph M. McGill (1962)	Chief Compliance Officer	Elected in 2014	Partner and Chief Compliance Officer, joined Lord Abbett in 2014 and was formerly Managing Director and the Chief Compliance Officer at UBS Global Asset Management (2003–2013).
A. Edward Oberhaus, III (1959)	Vice President	Elected in 1996	Partner and Director, joined Lord Abbett in 1983.
Lawrence B. Stoller (1963)	Vice President and Assistant Secretary	Elected in 2007	Partner and Senior Deputy General Counsel, joined Lord Abbett in 2007.
Jackson C. Chan (1964)	AML Compliance Officer	Elected in 2018	Deputy Chief Compliance Officer and Director of Regulatory Affairs, joined Lord Abbett in 2014 and was formerly Director at UBS Global Asset Management (2005–2014).
Christian J. Kelly (1975)	Treasurer	Elected in 2017	Director of Fund Administration, joined Lord Abbett in 2009.

Please call 888–522–2388 for a copy of the statement of additional information, which contains further information about the Fund’s Directors. It is available free upon request.

Householding

The Fund has adopted a policy that allows it to send only one copy of the Fund’s prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to the Fund’s portfolio securities, and information on how Lord Abbett voted the Fund’s proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett’s Website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) Website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC’s Website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388. You can also obtain copies of Form N-Q by visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330).

Tax Information For foreign shareholders, all of the ordinary income distributions paid by the Fund during the fiscal year ended June 30, 2018 represent interest-related dividends.

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett mutual fund shares are distributed by LORD ABBETT DISTRIBUTOR LLC.	Lord Abbett U.S. Government & Government Sponsored Enterprises Money Market Fund, Inc.	LAMM-2 (08/18)

Item 2:	Code of Ethics.

(a)	In accordance with applicable requirements, the Registrant adopted a Sarbanes-Oxley Code of Ethics on June 19, 2003 that applies to the principal executive officer and senior financial officers of the Registrant (“Code of Ethics”). The Code of Ethics was in effect during the fiscal year ended June 30, 2018 (the “Period”).

(b)	Not applicable.

(c)	The Registrant has not amended the Code of Ethics as described in Form N-CSR during the Period.

(d)	The Registrant has not granted any waiver, including an implicit waiver, from a provision of the Code of Ethics as described in Form N-CSR during the Period.

(e)	Not applicable.

(f)	See Item 12(a)(1) concerning the filing of the Code of Ethics.

Item 3:	Audit Committee Financial Expert.

The Registrant’s board of directors has determined that each of the following independent directors who are members of the audit committee is an audit committee financial expert: Evelyn E. Guernsey, Karla M. Rabusch and Mark A. Schmid. Each of these persons is independent within the meaning of the Form N-CSR.

Item 4:	Principal Accountant Fees and Services.

In response to sections (a), (b), (c) and (d) of Item 4, the aggregate fees billed to the Registrant for the fiscal years ended June 30, 2018 and 2017 by the Registrant’s principal accounting firm, Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu and their respective affiliates (collectively, “Deloitte”) were as follows:

	Fiscal year ended:
	2018	2017
Audit Fees {a}	$31,500	$31,500
Audit-Related Fees	- 0 -	- 0 -
Total audit and audit-related fees	$31,500	$31,500

Tax Fees {b}	4,591	4,410
All Other Fees	- 0 -	- 0 -

Total Fees	$36,091	$35,910

{a} Consists of fees for audits of the Registrant’s annual financial statements.

{b} Fees for the fiscal year ended June 30, 2018 and 2017 consist of fees for preparing the U.S. Income Tax Return for Regulated Investment Companies, New Jersey Corporation Business Tax Return, New Jersey Annual Report Form, U.S. Return of Excise Tax on Undistributed Income of Investment Companies, IRS Forms 1099-MISC and 1096 Annual Summary and Transmittal of U.S. Information Returns.

(e) (1) Pursuant to Rule 2-01(c) (7) of Regulation S-X, the Registrant’s Audit Committee has adopted pre-approval policies and procedures. Such policies and procedures generally provide that the Audit Committee must pre-approve:

•	any audit, audit-related, tax, and other services to be provided to the Lord Abbett Funds, including the Registrant, and
•	any audit-related, tax, and other services to be provided to the Registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to one or more Funds comprising the Registrant if the engagement relates directly to operations and financial reporting of a Fund, by the independent auditor to assure that the provision of such services does not impair the auditor’s independence.

The Audit Committee has delegated pre-approval authority to its Chairman, subject to a fee limit of $10,000 per event, and not to exceed $25,000 annually. The Chairman will report any pre-approval decisions to the Audit Committee at its next scheduled meeting. Unless a type of service to be provided by the independent auditor has received general pre-approval, it must be pre-approved by the Audit Committee. Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

(e) (2) The Registrant’s Audit Committee has approved 100% of the services described in this Item 4 (b) through (d).

(f) Not applicable.

(g) The aggregate non-audit fees billed by Deloitte for services rendered to the Registrant are shown above in the response to Item 4 (a), (b), (c) and (d) as “All Other Fees”.

The aggregate non-audit fees billed by Deloitte for services rendered to the Registrant’s investment adviser, Lord, Abbett & Co. LLC (“Lord Abbett”), for the fiscal years ended June 30, 2018 and 2017 were:

	Fiscal year ended:
	2018	2017
All Other Fees {a}	$200,339	$201,416

{a} Consist of fees for Independent Services Auditors’ Report on Controls Placed in Operation and Tests of Operating Effectiveness related to Lord Abbett’s Asset Management Services (“SOC-1 Report”).

The aggregate non-audit fees billed by Deloitte for services rendered to entities under the common control of Lord Abbett for the fiscal years ended June 30, 2018 and 2017 were:

	Fiscal year ended:
	2018	2017
All Other Fees	$ - 0 -	$ - 0-

(h) The Registrant’s Audit Committee has considered the provision of non-audit services that were rendered to the Registrant’s investment adviser, and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant, that were not pre-approved pursuant to Rule 2-01 (c)(7)(ii) of Regulation S-X and has determined that the provision of such services is compatible with maintaining Deloitte’s independence.

Item 5:	Audit Committee of Listed Registrants.

Not applicable.

Item 6:	Investments.

Not applicable.

Item 7:	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8:	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9:	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10:	Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11:	Controls and Procedures.

(a)	Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12:	Exhibits.

(a)(1)	The Lord Abbett Family of Funds Sarbanes Oxley Code of Ethics for the Principal Executive Officer and Senior Financial Officers is attached hereto as part of Ex-99. CODEETH.

(a)(2)	Certification of each Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2 under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

(b)	Certification of each Principal Executive Officer and Principal Financial Officer of the Registrant as required by Section 906 of the Sarbanes-Oxley Act of 2002 is provided as a part of EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT U.S. GOVERNMENT & GOVERNMENT SPONSORED ENTERPRISES MONEY MARKET FUND, INC.

	By:	/s/ Douglas B. Sieg
Douglas B. Sieg
President and Chief Executive Officer

Date: August 22, 2018

	By:	/s/ Bernard J. Grzelak
Bernard J. Grzelak
Chief Financial Officer and Vice President

Date: August 22, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Douglas B. Sieg
Douglas B. Sieg
President and Chief Executive Officer

Date: August 22, 2018

By:	/s/ Bernard J. Grzelak
Bernard J. Grzelak
Chief Financial Officer and Vice President

Date: August 22, 2018